UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
     Suit 320
     Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

    Jennifer R. Moix    Dayton, Ohio   May 2, 2000


Report Type (Check only one):

[ X ]    13F HOLDINGS REPORT
[   ]    13F NOTICE
[   ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $194162


List of Other Included Managers:

No. 13F File Number          Name

                               Title of
Investment Discretion       Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole
Share OtherMgrs     Sole   Share   None
---------------------------    -------- ---------  --------- -------- ----
------ ---------     -----  ------  ------
AES Corp.                      Common   00130h105        248    3160   x
                   310            2850
Alaska Air Group               Common   011659109       1166   38810   x
                 38490             320
American Express               Common   025816109        282    1900   x
                   220            1680
Bank of New York               Common   064057102       1205   29000   x
                 29000
Baxter International           Common   071813109       6984  111420   x
                 67370           44050
Bell Atlantic                  Common   077853109       6927  113340   x
                 66390           46950
Bellsouth Corp.                Common   079860102        230    4920   x
                                  4920
BP Amoco PLC Sponsored ADR     Common   110889409        291    5479   x
                                  5479
Bristol Myers                  Common   110122108       7316  126153   x
                 76173           49980
Cheung Kong Holdings Ltd.      Common   166744201        374   25000   x
                                 25000
CIGNA                          Common   125509109        493    6510   x
                  6400             110
Cisco Systems                  Common   17275r102        453    5860   x
                   400            5460
Colgate-Palmolive              Common   194162103        225    4000   x
                                  4000
Dell Computer                  Common   247025109        276    5120   x
                                  5120
Duke Energy                    Common   264399106       6703  127695   x
                 75730           51965
Eli Lilly                      Common   532457108        216    3460   x
                                  3460
Exxon-Mobil                    Common   30231G102       7579   97254   x
                 58715           38539
Fifth Third Bancorp            Common   316773100        666   10572   x
                                 10572
First Union                    Common   337358105       6315  169555   x
                 94835           74720
Firstar                        Common   33763V109       7667  334331   x
                196390          137941
Fort James                     Common   347471104       5768  262210   x
                160015          102195
Gateway Inc.                   Common   367626108        224    4240   x
                   470            3770
General Electric               Common   369604103        527    3390   x
                   500            2890
Halliburton                    Common   406216101       6314  153543   x
                 83082           70461
Harley-Davidson                Common   412822108        245    3090   x
                                  3090
Herman Miller                  Common   600544100       9471  338255   x
                203025          135230
Hewlett Packard                Common   428236103        203    1530   x
                   600             930
Intel Corp.                    Common   458140100        306    2320   x
                   230            2090
Johnson & Johnson              Common   478160104        228    3250   x
                                  3250
Jones Apparel                  Common   480074103       8670  274160   x
                171420          102740
Kroger                         Common   501044101       7513  427840   x
                260830          167010
Lafarge                        Common   505862102       5709  240400   x
                148940           91460
Lehman Brothers                Common   524908100       8972   92496   x
                 54596           37900
Lucent Technologies            Common   549463107        288    4708   x
                   470            4238
Marsh & McLennan               Common   571748102        318    2890   x
                                  2890
Microsoft                      Common   594918104       6667   62750   x
                 36020           26730
Motorola                       Common   620076109       5172   35430   x
                 21460           13970
New York Times                 Common   650111107        203    4730   x
                                  4730
NiSource                       Common   65473P105       3215  190551   x
                117071           73480
Nokia Corp.                    Common   654902204        308    1390   x
                   140            1250
Office Depot                   Common   676220106       7353  636010   x
                384440          251570
Pepsico                        Common   713448108        291    8360   x
                   580            7780
Pfizer                         Common   717081103        281    7690   x
                   810            6880
Reynolds & Reynolds            Common   761695105       7455  276139   x
                163640          112499
Sara Lee Corp                  Common   803111103       6452  358490   x
                218280          140210
SBC Communications             Common   78387G103       6298  149527   x
                 88599           60928
Schering Plough                Common   806605101       1298   34980   x
                 33800            1180
Schlumberger Ltd.              Common   806857108        242    3170   x
                                  3170
Servicemaster                  Common   81760N109        113   10125   x
                                 10125
SLM Holding                    Common   78442A109       6469  194204   x
                119320           74884
Smithkline Beecham             Common   832378301       6130   92795   x
                 50725           42070
Sun Microsystems               Common   866810104       7581   80910   x
                 44030           36880
Symantec                       Common   871503108       8112  107985   x
                 62915           45070
Toys 'R Us                     Common   892335100       3339  225465   x
                123325          102140
Tyco International Ltd.        Common   902124106        207    4142   x
                                  4142
USX Marathon Group             Common   902905827       6574  252240   x
                157020           95220